Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Delaware Group® Equity Funds V
Entity Central Index Key	0000809821
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000006368 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Wealth Builder Fund(formerly, Delaware Wealth Builder Fund)
Class Name	Class A
Trading Symbol	DDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2023, to November 30, 2024. The Fund's performance and cost figures in this report reflect the impact of the restatement of the Fund's financial statements for the year ended November 30, 2023.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Wealth Builder Fund (Class A) returned 20.14% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 33.89% and 6.88%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 22.49%.
Top contributors to performance:
US equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US equities with a quality and income style tilt and US real estate investment trusts (REITs) contributed to Fund performance relative to the Fund’s narrowly based benchmark, driven by momentum around the artificial intelligence (AI) narrative for information technology stocks and attractive valuations for real estate sectors.
Other key contributors included an overweight to credit-sensitive fixed income, such as US high yield, and an overweight to convertibles.
Top detractors from performance:
While all equity and fixed income sleeves performed positively, exposure to international equities detracted.
The portfolio's small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Wealth Builder Fund (Class A) – including sales charge	13.21%	6.32%	5.28%
Macquarie Wealth Builder Fund (Class A) – excluding sales charge	20.14%	7.58%	5.91%
S&P 500 Index	33.89%	15.77%	13.35%
Bloomberg US Aggregate Index	6.88%	-0.01%	1.52%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	22.49%	9.51%	8.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 903,269,906
Holdings Count | Holding	807
Advisory Fees Paid, Amount	$ 5,383,402
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$903,269,906
Total number of portfolio holdings	807
Total advisory fees paid	$5,383,402
Portfolio turnover rate	66%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.75%
Corporate Bonds	11.26%
Agency Mortgage-Backed Securities	6.37%
Exchange-Traded Funds	5.34%
Short-Term Investments	4.94%
US Treasury Obligations	3.70%
Convertible Bonds	3.35%
Sovereign Bonds	1.48%
Non-Agency Commercial Mortgage-Backed Securities	1.31%
Limited Liability Corporation	1.14%
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006370 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Wealth Builder Fund(formerly, Delaware Wealth Builder Fund)
Class Name	Class C
Trading Symbol	DDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2023, to November 30, 2024. The Fund's performance and cost figures in this report reflect the impact of the restatement of the Fund's financial statements for the year ended November 30, 2023.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.54%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Wealth Builder Fund (Class C) returned 20.23% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 33.89% and 6.88%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 22.49%.
Top contributors to performance:
US equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US equities with a quality and income style tilt and US real estate investment trusts (REITs) contributed to Fund performance relative to the Fund’s narrowly based benchmark, driven by momentum around the artificial intelligence (AI) narrative for information technology stocks and attractive valuations for real estate sectors.
Other key contributors included an overweight to credit-sensitive fixed income, such as US high yield, and an overweight to convertibles.
Top detractors from performance:
While all equity and fixed income sleeves performed positively, exposure to international equities detracted.
The portfolio's small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Wealth Builder Fund (Class C) – including sales charge	19.23%	6.75%	5.10%
Macquarie Wealth Builder Fund (Class C) – excluding sales charge	20.23%	6.75%	5.10%
S&P 500 Index	33.89%	15.77%	13.35%
Bloomberg US Aggregate Index	6.88%	-0.01%	1.52%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	22.49%	9.51%	8.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 903,269,906
Holdings Count | Holding	807
Advisory Fees Paid, Amount	$ 5,383,402
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$903,269,906
Total number of portfolio holdings	807
Total advisory fees paid	$5,383,402
Portfolio turnover rate	66%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.75%
Corporate Bonds	11.26%
Agency Mortgage-Backed Securities	6.37%
Exchange-Traded Funds	5.34%
Short-Term Investments	4.94%
US Treasury Obligations	3.70%
Convertible Bonds	3.35%
Sovereign Bonds	1.48%
Non-Agency Commercial Mortgage-Backed Securities	1.31%
Limited Liability Corporation	1.14%
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006371 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Wealth Builder Fund(formerly, Delaware Wealth Builder Fund)
Class Name	Class R
Trading Symbol	DDDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2023, to November 30, 2024. The Fund's performance and cost figures in this report reflect the impact of the restatement of the Fund's financial statements for the year ended November 30, 2023.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$115	1.04%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Wealth Builder Fund (Class R) returned 20.42% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 33.89% and 6.88%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 22.49%.
Top contributors to performance:
US equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US equities with a quality and income style tilt and US real estate investment trusts (REITs) contributed to Fund performance relative to the Fund’s narrowly based benchmark, driven by momentum around the artificial intelligence (AI) narrative for information technology stocks and attractive valuations for real estate sectors.
Other key contributors included an overweight to credit-sensitive fixed income, such as US high yield, and an overweight to convertibles.
Top detractors from performance:
While all equity and fixed income sleeves performed positively, exposure to international equities detracted.
The portfolio's small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Wealth Builder Fund (Class R) – including sales charge	20.42%	7.30%	5.64%
Macquarie Wealth Builder Fund (Class R) – excluding sales charge	20.42%	7.30%	5.64%
S&P 500 Index	33.89%	15.77%	13.35%
Bloomberg US Aggregate Index	6.88%	-0.01%	1.52%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	22.49%	9.51%	8.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 903,269,906
Holdings Count | Holding	807
Advisory Fees Paid, Amount	$ 5,383,402
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$903,269,906
Total number of portfolio holdings	807
Total advisory fees paid	$5,383,402
Portfolio turnover rate	66%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.75%
Corporate Bonds	11.26%
Agency Mortgage-Backed Securities	6.37%
Exchange-Traded Funds	5.34%
Short-Term Investments	4.94%
US Treasury Obligations	3.70%
Convertible Bonds	3.35%
Sovereign Bonds	1.48%
Non-Agency Commercial Mortgage-Backed Securities	1.31%
Limited Liability Corporation	1.14%
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006372 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Wealth Builder Fund(formerly, Delaware Wealth Builder Fund)
Class Name	Institutional Class
Trading Symbol	DDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2023, to November 30, 2024. The Fund's performance and cost figures in this report reflect the impact of the restatement of the Fund's financial statements for the year ended November 30, 2023.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Wealth Builder Fund (Institutional Class) returned 21.16% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 33.89% and 6.88%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 22.49%.
Top contributors to performance:
US equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US equities with a quality and income style tilt and US real estate investment trusts (REITs) contributed to Fund performance relative to the Fund’s narrowly based benchmark, driven by momentum around the artificial intelligence (AI) narrative for information technology stocks and attractive valuations for real estate sectors.
Other key contributors included an overweight to credit-sensitive fixed income, such as US high yield, and an overweight to convertibles.
Top detractors from performance:
While all equity and fixed income sleeves performed positively, exposure to international equities detracted.
The portfolio's small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Wealth Builder Fund (Institutional Class) – including sales charge	21.16%	7.85%	6.17%
Macquarie Wealth Builder Fund (Institutional Class) – excluding sales charge	21.16%	7.85%	6.17%
S&P 500 Index	33.89%	15.77%	13.35%
Bloomberg US Aggregate Index	6.88%	-0.01%	1.52%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	22.49%	9.51%	8.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 903,269,906
Holdings Count | Holding	807
Advisory Fees Paid, Amount	$ 5,383,402
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$903,269,906
Total number of portfolio holdings	807
Total advisory fees paid	$5,383,402
Portfolio turnover rate	66%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.75%
Corporate Bonds	11.26%
Agency Mortgage-Backed Securities	6.37%
Exchange-Traded Funds	5.34%
Short-Term Investments	4.94%
US Treasury Obligations	3.70%
Convertible Bonds	3.35%
Sovereign Bonds	1.48%
Non-Agency Commercial Mortgage-Backed Securities	1.31%
Limited Liability Corporation	1.14%
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000240402 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Wealth Builder Fund(formerly, Delaware Wealth Builder Fund)
Class Name	Class R6
Trading Symbol	DDERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2023, to November 30, 2024. The Fund's performance and cost figures in this report reflect the impact of the restatement of the Fund's financial statements for the year ended November 30, 2023.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Wealth Builder Fund (Class R6) returned 19.78% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 33.89% and 6.88%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 22.49%.
Top contributors to performance:
US equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US equities with a quality and income style tilt and US real estate investment trusts (REITs) contributed to Fund performance relative to the Fund’s narrowly based benchmark, driven by momentum around the artificial intelligence (AI) narrative for information technology stocks and attractive valuations for real estate sectors.
Other key contributors included an overweight to credit-sensitive fixed income, such as US high yield, and an overweight to convertibles.
Top detractors from performance:
While all equity and fixed income sleeves performed positively, exposure to international equities detracted.
The portfolio's small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period February 28, 2023 (Class R6's inception), through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	Since inception (2/28/23)
Macquarie Wealth Builder Fund (Class R6) – including sales charge	19.78%	14.27%
Macquarie Wealth Builder Fund (Class R6) – excluding sales charge	19.78%	14.27%
S&P 500 Index	33.89%	28.81%
Bloomberg US Aggregate Index	6.88%	4.58%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	22.49%	18.66%

Performance Inception Date	Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 903,269,906
Holdings Count | Holding	807
Advisory Fees Paid, Amount	$ 5,383,402
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$903,269,906
Total number of portfolio holdings	807
Total advisory fees paid	$5,383,402
Portfolio turnover rate	66%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.75%
Corporate Bonds	11.26%
Agency Mortgage-Backed Securities	6.37%
Exchange-Traded Funds	5.34%
Short-Term Investments	4.94%
US Treasury Obligations	3.70%
Convertible Bonds	3.35%
Sovereign Bonds	1.48%
Non-Agency Commercial Mortgage-Backed Securities	1.31%
Limited Liability Corporation	1.14%
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Material Fund Change [Text Block]
Material Fund changes
Effective April 1, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.73%.
On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
Material Fund Change Expenses [Text Block]	Effective April 1, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.73%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature